Financial Instruments - Disclosure of Accounts Receivables from Contract with Customers (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Accounts receivables from contracts with customers	R$ 44,486	R$ 48,127
Loss allowance	(170)	(149)
Non-current assets
Accounts receivables from contracts with customers	19,368	27,545
Receivables from contracts with customers	R$ 63,684	R$ 75,523